Current Liabilites - Trade and Other Payables (Detail) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
Disclosure of trade and other payables [line Items]
Trade payables	$ 2,557,273	$ 1,615,381
Other payables and accruals	2,503,095	2,048,468
Total trade and Other current payables	$ 5,060,368	$ 3,663,849